DISCONTINUED OPERATIONS - Reconciliation of major classes of income and losses (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Operating expenses
Less: net loss from discontinued operations attributable to noncontrolling interest	$ (14,928)	$ (178,808)	$ (200,175)	$ (1,322,575)	$ 3,872,645	$ (970,019)
Net income (loss) attributable to the Company's stockholders	$ (971,341)	155,459	(1,721,978)	(5,673,230)	(536,624)	(10,360,058)
Net loss attributable to stockholders			$ 0	(2,418,757)	8,227,892	(5,187,214)
Discontinued Operations, Disposed of by Means Other than Sale, Abandonment [Member] | Online Lending Business [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues					0	7,153
Operating expenses
Selling, general and administrative expenses					0	(88,438)
Total operating expenses					0	(88,438)
Loss from discontinued operations					0	(81,285)
Other income, net					0	19,309
Income (loss) before income taxes					0	(61,976)
Income tax expenses					0	0
Net loss attributable to stockholders					0	(61,976)
Discontinued Operations, Disposed of by Means Other than Sale, Abandonment [Member] | Jinkailong [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues		1,882,930		5,096,441	6,830,116	3,971,694
Cost of revenues		(1,375,818)		(4,295,661)	(5,183,806)	(3,985,413)
Gross profit		507,112		800,780	1,646,310	(13,719)
Operating expenses
Selling, general and administrative expenses		(525,673)		(2,597,474)	(4,139,800)	(4,367,529)
Long live assets impairment					(32,479)	(119,886)
Recovery of (Provision for) doubtful account		29,256		45,299	(11,746)	328,016
Total operating expenses		(897,822)		(2,983,182)	(4,184,025)	(4,159,399)
Loss from discontinued operations		(390,710)		(2,182,402)	(2,537,715)	(4,173,118)
Other income, net		(27,645)		(236,355)	(209,494)	(945,825)
Income (loss) before income taxes		(418,355)		(2,418,757)	(2,747,209)	(5,118,943)
Income tax expenses				0	0	(6,295)
Net loss		(418,355)		(2,418,757)	(2,747,209)	(5,125,238)
Less: net loss from discontinued operations attributable to noncontrolling interest		(108,772)		(628,877)	714,274	1,332,562
Net income (loss) attributable to the Company's stockholders					$ (2,032,935)	$ (3,792,676)
Net loss attributable to stockholders		$ (309,583)		$ (1,789,880)
Equity Method Investment, Ownership Percentage1	35.00%		35.00%		35.00%